Stockholders’ Equity (Deficit) (Details) - USD ($)									1 Months Ended	12 Months Ended
		Dec. 12, 2024	Aug. 28, 2024	Aug. 12, 2024	Jun. 30, 2024	May 21, 2024	Feb. 27, 2024	Oct. 18, 2023	Sep. 27, 2024	Dec. 31, 2024	Nov. 20, 2024	Nov. 05, 2024	Aug. 30, 2024	Aug. 14, 2024	Mar. 05, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2023	Jan. 19, 2023
Stockholders’ Equity (Deficit) [Line Items]
Purchase of warrants											949,515
Offering price per share			$ 2.109
Pre-funded warrant price per share							$ 5.685
Issued warrants										525,114
Share price																			$ 1
Estimated warrants							$ 31,000	$ 1,600,000
Aggregate purchase of common stock			$ 15,000,000
Purchase of aggregate shares										189,645
Purchase price of common stock, percentage										85.00%
Purchase agreement of exemption purchase notice										$ 400,000
Shares value issued	[1]									1,952,032							113,416
Common stock par value	[1]									$ 0.001							$ 0.001
Fair value of warrant			$ 3,723,383
Threshold rate					50.00%
Reduction in value				$ 3,100,000
Reclassified to equity									$ 20,770,707
Purchase price											$ 22.3
Purchase warrant										$ 996,000							$ 1,290,000
Other offering expenses										$ 100,000
Prefunded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Notes payable						$ 11,500,000
Common stock par value						$ 0.001
Fair value of warrant					$ 6,800,000
Threshold rate					50.00%
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase of warrants																750,000
Exercise price per share														$ 0.001
Fair value of warrant									$ 18,392,143
Purchase warrant											$ 22.2999
Minimum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase of aggregate shares										250,000
Maximum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase of aggregate shares										750,000
Purchase Agreements [Member] | Prefunded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares value issued											203,988
CP Acquisitions [Member]
Stockholders’ Equity (Deficit) [Line Items]
Pre-funded warrant			5,452,288
GIC Acquisition [Member]
Stockholders’ Equity (Deficit) [Line Items]
Pre-funded warrant			1,085,122
Nasdaq Capital Market [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase price of common stock, percentage										80.00%
Alexander Capital [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise price per share										$ 5.7
Issued warrants										4,482
Exercise price percentage										100.00%
Share price										$ 7.8
Warrants term										5 years
Volatility percentage										128.00%
Risk-free rate percentage										4.32%
Dividend rate										0.00%
Related Party Warrant Issuance [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issued shares						492,204
Notes payable						$ 2,290,000
Fair value of warrant					$ 1,200,000
Related Party Warrant Issuance [Member] | Prefunded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issued shares						525,114
Common stock par value						$ 0.015
Fair value of warrant						$ 5,600,334
Raymond Chang and I-Tseng Jenny Chan [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock upon exercise													383,127
Mack Molding Co. [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrant issued																		50,000
Mack Warrants [Member] | Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise price per share																		$ 60
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Offering price per share															$ 1
Share price																			$ 1
Purchase price of common stock, percentage										93.00%
Purchase agreement of exemption purchase notice										$ 400,000
Issued shares		97,300
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase of warrants		432,700
Common Stock [Member] | Prefunded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise price per share											$ 0.0001
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares value issued			189,645
Common Stock [Member] | Alexander Capital [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Purchase of warrants							264,246
Common Stock [Member] | Common Stock to Ionic [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares value issued												189,645
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Exercise price per share							$ 0.015
Purchase price										$ 38.76
Gross proceeds of private placement										$ 25,900,000
Private Placement [Member] | Chief Executive Officer [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issued shares										10,000
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Aggregate shares of common stock							184,000
Offering price per share							$ 5.7

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding the reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included in the notes to the consolidated financial statements.